Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Debt and Credit Agreements - Schedule of Outstanding Long-term Debt (Details) - USD ($) $ in Millions	Jan. 24, 2022	Jan. 21, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross				$ 32,523	$ 30,702
Unamortized debt discount and premium, net				70	72
Unamortized debt issuance costs				(220)	(202)
Long-term debt (including amounts due within one year)				669	721
Long-term Debt, Current Maturities				(2,153)	(1,622)
Long-term debt				30,749	29,527
Exelon Corporate [Member] | Exelon Generation Co L L C [Member]
Debt Instrument [Line Items]
Due from Affiliate, Noncurrent			$ 258	319	324
Junior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				1,150	1,150
Senior unsecured notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				6,324	6,624
Loan agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 50	50
Minimum [Member] | Senior unsecured notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.40%
Long-term Debt, Maturity Date				Dec. 31, 2022
Maximum [Member] | Junior subordinated notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.50%
Long-term Debt, Maturity Date				Dec. 31, 2022
Maximum [Member] | Senior unsecured notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.60%
Long-term Debt, Maturity Date				Dec. 31, 2050
Maximum [Member] | Loan agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.00%
Long-term Debt, Maturity Date				Dec. 31, 2023
Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 7,289	7,589
Unamortized debt discount and premium, net				(10)	(10)
Unamortized debt issuance costs				(39)	(47)
Long-term debt (including amounts due within one year)				175	186
Long-term Debt, Current Maturities				(1,150)	(300)
Long-term debt				6,265	7,418
Due from Affiliate, Noncurrent				319	324
Corporate, Non-Segment [Member] | Junior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				1,150	1,150
Corporate, Non-Segment [Member] | Senior unsecured notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 6,139	$ 6,439
Corporate, Non-Segment [Member] | Loan agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 300
Corporate, Non-Segment [Member] | Loan agreement [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		0.65%
Corporate, Non-Segment [Member] | Loans Payable Two | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 300
Corporate, Non-Segment [Member] | Loans Payable Two | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		0.65%
Corporate, Non-Segment [Member] | Loans Payable Three | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 250
Corporate, Non-Segment [Member] | Loans Payable Three | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate	0.65%
Corporate, Non-Segment [Member] | Minimum [Member] | Senior unsecured notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.40%
Long-term Debt, Maturity Date				Dec. 31, 2025
Corporate, Non-Segment [Member] | Maximum [Member] | Junior subordinated notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.50%
Long-term Debt, Maturity Date				Dec. 31, 2022
Corporate, Non-Segment [Member] | Maximum [Member] | Senior unsecured notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.60%
Long-term Debt, Maturity Date				Dec. 31, 2050